Accounts Receivable, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Due from unconsolidated affiliates	$ 3,765	$ 3,192